N-4	Jul. 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals	If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 8.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Charges for Early Withdrawals [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals	If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 8.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Investment Restrictions [Text Block]	We reserve the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Spreads, Participation Rates, Step Rates and Buffers at any time subject to Guaranteed Minimum Rates, Guaranteed Maximum Spreads and minimum Buffer level. Guaranteed Minimum Rates for each Index Strategy. Guaranteed Maximum Spreads for the Enhanced Cap Rate Index Strategy and the minimum Buffer level are disclosed in the “Glossary of Terms” section under the definitions of Cap Rates, Spreads, Participation Rates and Buffer. There is no guarantee that an Index Strategy will be available in the future.We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to “Appendix A”, “Investment Options” and the “Financial Professional Permission To Forward Transaction Instructions” sections of this prospectus.
Optional Benefit Restrictions [Text Block]	The built-in Benefit associated with the Annuity is an Index-linked variable income benefit and is available for an additional charge. The benefit allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”).
For more information on the benefits under the Annuity, please refer to the “Benefits Available Under the Annuity” section of this prospectus.
Item 4. Fee Table [Text Block]

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity.

Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between investment options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Fees, Charges and Deductions” section.

For Annuities with an Application Sign Date on or prior to June 30, 2024.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn)[1]	7%
Transfer Fee	None

1.	Withdrawal Charges in subsequent years*

Annuity Year	Percentage Applied Against Account Value being Withdrawn
Annuity Year 1	7.0%
Annuity Year 2	7.0%
Annuity Year 3	6.0%
Annuity Year 4	5.0%
Annuity Year 5	4.0%
Annuity Year 6	3.0%
Annuity Year 7 or later	0.0%

*	The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSC’s are applied against the amount of Account Value being withdrawn.

PLAZFGINCSELSUP1-N4	2

For Annuities with an Application Sign Date on or after to July 1, 2024.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn[1]	8%
Transfer Fee	None

1.	Withdrawal Charges in subsequent years*

Annuity Year	Percentage Applied Against Account Value being Withdrawn
Annuity Year 1	8.0%
Annuity Year 2	8.0%
Annuity Year 3	7.0%
Annuity Year 4	6.0%
Annuity Year 5	5.0%
Annuity Year 6	4.0%
Annuity Year 7 or later	0.0%

*	The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSC’s are applied against the amount of Account Value being withdrawn.

The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.

Annual Annuity Expenses	Current	Maximum
Base Contract Expenses	2.90%(1)	2.90%(1)

(1)	Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.

The next item shows the maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Annuity. More information about the Portfolio, including its annual expenses, may be found in Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	0.58%

Annual Contract Expenses [Table Text Block]
Annual Annuity Expenses	Current	Maximum
Base Contract Expenses	2.90%(1)	2.90%(1)

Base Contract Expense (of Average Account Value), Maximum [Percent]	2.90%
Base Contract Expense (of Average Account Value), Current [Percent]	2.90%
Base Contract Expense, Footnotes [Text Block]	Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	0.58%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.58%
Portfolio Company Expenses Maximum [Percent]	0.58%
Annuities with an Application Sign Date on or prior to June 30, 2024 [Member]
Prospectus:
Transaction Expenses [Table Text Block]
Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn)[1]	7%
Transfer Fee	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]

1.	Withdrawal Charges in subsequent years*

Annuity Year	Percentage Applied Against Account Value being Withdrawn
Annuity Year 1	7.0%
Annuity Year 2	7.0%
Annuity Year 3	6.0%
Annuity Year 4	5.0%
Annuity Year 5	4.0%
Annuity Year 6	3.0%
Annuity Year 7 or later	0.0%

*	The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSC’s are applied against the amount of Account Value being withdrawn.

Exchange Fee, Maximum [Dollars]	$ 0
Surrender Example [Table Text Block]

If you surrender your annuity at the end of the applicable time period:	$10,668	$17,115	$22,641	$38,020
If you surrender your annuity at the end of the applicable time period:	$10,668	$17,115	$22,641	$38,020

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,668
Surrender Expense, 1 Year, Minimum [Dollars]	10,668
Surrender Expense, 3 Years, Maximum [Dollars]	17,115
Surrender Expense, 3 Years, Minimum [Dollars]	17,115
Surrender Expense, 5 Years, Maximum [Dollars]	22,641
Surrender Expense, 5 Years, Minimum [Dollars]	22,641
Surrender Expense, 10 Years, Maximum [Dollars]	38,020
Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020
Annuitize Example [Table Text Block]

If you annuitize your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020
If you annuitize your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,571
Annuitized Expense, 1 Year, Minimum [Dollars]	3,571
Annuitized Expense, 3 Years, Maximum [Dollars]	10,862
Annuitized Expense, 3 Years, Minimum [Dollars]	10,862
Annuitized Expense, 5 Years, Maximum [Dollars]	18,357
Annuitized Expense, 5 Years, Minimum [Dollars]	18,357
Annuitized Expense, 10 Years, Maximum [Dollars]	38,020
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 38,020
No Surrender Example [Table Text Block]

If you do not surrender your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020
If you do not surrender your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,571
No Surrender Expense, 1 Year, Minimum [Dollars]	3,571
No Surrender Expense, 3 Years, Maximum [Dollars]	10,862
No Surrender Expense, 3 Years, Minimum [Dollars]	10,862
No Surrender Expense, 5 Years, Maximum [Dollars]	18,357
No Surrender Expense, 5 Years, Minimum [Dollars]	18,357
No Surrender Expense, 10 Years, Maximum [Dollars]	38,020
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020
Annuities with an Application Sign Date on or after to July 1, 2024 [Member]
Prospectus:
Transaction Expenses [Table Text Block]
Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn[1]	8%
Transfer Fee	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]

1.	Withdrawal Charges in subsequent years*

Annuity Year	Percentage Applied Against Account Value being Withdrawn
Annuity Year 1	8.0%
Annuity Year 2	8.0%
Annuity Year 3	7.0%
Annuity Year 4	6.0%
Annuity Year 5	5.0%
Annuity Year 6	4.0%
Annuity Year 7 or later	0.0%

*	The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSC’s are applied against the amount of Account Value being withdrawn.

Exchange Fee, Maximum [Dollars]	$ 0
Surrender Example [Table Text Block]

If you surrender your annuity at the end of the applicable time period:	$11,682	$18,157	$23,713	$38,020
If you surrender your annuity at the end of the applicable time period:	$11,682	$18,157	$23,713	$38,020

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,682
Surrender Expense, 1 Year, Minimum [Dollars]	11,682
Surrender Expense, 3 Years, Maximum [Dollars]	18,157
Surrender Expense, 3 Years, Minimum [Dollars]	18,157
Surrender Expense, 5 Years, Maximum [Dollars]	23,713
Surrender Expense, 5 Years, Minimum [Dollars]	23,713
Surrender Expense, 10 Years, Maximum [Dollars]	38,020
Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020
Annuitize Example [Table Text Block]

If you annuitize your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020
If you annuitize your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,571
Annuitized Expense, 1 Year, Minimum [Dollars]	3,571
Annuitized Expense, 3 Years, Maximum [Dollars]	10,862
Annuitized Expense, 3 Years, Minimum [Dollars]	10,862
Annuitized Expense, 5 Years, Maximum [Dollars]	18,357
Annuitized Expense, 5 Years, Minimum [Dollars]	18,357
Annuitized Expense, 10 Years, Maximum [Dollars]	38,020
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 38,020
No Surrender Example [Table Text Block]

If you do not surrender your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020
If you do not surrender your annuity at the end of the applicable time period:	$3,571	$10,862	$18,354	$38,020

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,571
No Surrender Expense, 1 Year, Minimum [Dollars]	3,571
No Surrender Expense, 3 Years, Maximum [Dollars]	10,862
No Surrender Expense, 3 Years, Minimum [Dollars]	10,862
No Surrender Expense, 5 Years, Maximum [Dollars]	18,357
No Surrender Expense, 5 Years, Minimum [Dollars]	18,354
No Surrender Expense, 10 Years, Maximum [Dollars]	38,020
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020